Intangible assets	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
Intangible assets, net consisted of the following:

	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
Cost	(in thousands)
Customer relationships	$4,077,225	$4,076,435
Order backlog	537,182	536,934
Trade names & brands	204,636	204,621
Patient database	170,342	170,238
Technology assets	121,110	120,984
Total cost	5,110,495	5,109,212
Accumulated amortization	(1,060,702)	(830,553)
Net book value	$4,049,793	$4,278,659
The identifiable intangible assets are amortized over their estimated useful lives.